Other Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Other Payable And Accrued Liabilities
13. OTHER PAYABLE AND ACCRUED LIABILITIES

	As of December 31,
	2023	2024
	RMB	RMB
Salary and welfare payable	69,620	43,693
Accrued litigation liabilities	—	17,756
Taxes payable	8,625	4,780
Professional fees payable	3,855	3,063
Short-term rental payable	2,924	1,190
Leasehold improvement payable	907	515
Others	4,006	1,031

	89,937	72,028